Provident Funding Mortgage Trust 2021-INV1 ABS-15G

Exhibit 99.7

Data Comparison
Run Date - 7/28/2021
Loan #1	Loan #2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
XXXXXXXXX	XXXXXXXXX	Original Note Doc Date	XX/XX/XXXX	XX/XX/XXXX	-4 (Days)			Initial
XXXXXXXXX	XXXXXXXXX	Subject Property Type	4 Family	3 Family			This is a 4 unit building per the appraisal	Initial
XXXXXXXXX	XXXXXXXXX	Original Note Doc Date	XX/XX/XXXX	XX/XX/XXXX	1 (Days)			Initial
XXXXXXXXX	XXXXXXXXX	Original Note Doc Date	XX/XX/XXXX	XX/XX/XXXX	1 (Days)			Initial
XXXXXXXXX	XXXXXXXXX	Subject Property Type	Single Family	PUD			SFD per appraisal	Initial
XXXXXXXXX	XXXXXXXXX	Subject Property Type	Single Family	PUD			No issue. Subject is a single family located on a PUD subdivision.	Initial
XXXXXXXXX	XXXXXXXXX	Subject Property Type	Single Family	PUD			Subject is a single family located in a PUD subdivision. No issue.	Initial
XXXXXXXXX	XXXXXXXXX	Subject Property Type	Single Family	PUD			Per appraisal subject is a single family detached property located in a PUD subdivision. No issue.	Initial
XXXXXXXXX	XXXXXXXXX	Subject Property Type	Single Family	PUD			SFD per appraisal	Initial
XXXXXXXXX	XXXXXXXXX	Original Note Doc Date	XX/XX/XXXX	XX/XX/XXXX	4 (Days)			Initial
XXXXXXXXX	XXXXXXXXX	Original CLTV Ratio Percent	78.861%	70.000%	8.861%	8.86%		Initial
XXXXXXXXX	XXXXXXXXX	Subject Property Type	Single Family	PUD			This is a single family dwelling per the appraisal	Initial
XXXXXXXXX	XXXXXXXXX	Subject Property Type	Single Family	PUD				Initial
XXXXXXXXX	XXXXXXXXX	Subject Property Type	Single Family	PUD				Initial